SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Selling expenses	$ 108,363	$ 118,560
Administrative expenses	135,735	141,325
Distribution expenses	124,448	117,438
Selling, general and administrative expenses	$ 368,546	$ 377,323